Share Capital and Reserve - Summary of Information of Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net income for the year	$ 5,872	$ 10,537
Basic weighted average number of shares	183,381,187	167,265,059
Basic earnings per share	$ 0.03	$ 0.06
Effect of dilutive stock options	2,146,601	2,217,597
Effect of dilutive warrants	3,821,430	3,582,912
Effect of dilutive restricted share rights	1,636,568	1,637,618
Diluted weighted average number of common shares	190,985,786	174,703,186
Diluted earnings per share	$ 0.03	$ 0.06